Fair Value Measurements - Assets and liabilities measured and carried at fair value in the financial statements (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets:
Available for sale (AFS) fixed maturities	$ 34,123	$ 37,899
Trading fixed maturities	42	54
Equity securities, at fair value	773	809
Derivatives including equity index call options and other assets	825	924
Variable annuity assets (separate accounts)	664	628
Total assets accounted for at fair value	36,529	40,364
Liabilities:
Total liabilities accounted for at fair value	3,943	3,740
Annuity benefits accumulated
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities	3,933	3,730
Other liabilities
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities	10	10
Fixed maturities
Assets:
Available for sale (AFS) fixed maturities	34,123	37,899
Trading fixed maturities	42	54
U.S. Government and government agencies
Assets:
Available for sale (AFS) fixed maturities	44	45
States, municipalities and political subdivisions
Assets:
Available for sale (AFS) fixed maturities	3,422	4,349
Foreign government
Assets:
Available for sale (AFS) fixed maturities	34	34
Residential MBS
Assets:
Available for sale (AFS) fixed maturities	2,140	2,099
Commercial MBS
Assets:
Available for sale (AFS) fixed maturities	698	835
Collateralized loan obligations
Assets:
Available for sale (AFS) fixed maturities	3,491	3,379
Other asset-backed securities
Assets:
Available for sale (AFS) fixed maturities	5,176	5,387
Corporate and other
Assets:
Available for sale (AFS) fixed maturities	19,118	21,771
Equity securities
Assets:
Equity securities, at fair value	773	809
Other assets — derivatives
Assets:
Derivatives including equity index call options and other assets	102	50
Level 1
Assets:
Variable annuity assets (separate accounts)	0	0
Total assets accounted for at fair value	478	514
Liabilities:
Total liabilities accounted for at fair value	0	0
Level 1 | Annuity benefits accumulated
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities	0	0
Level 1 | Other liabilities
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities	0	0
Level 1 | Fixed maturities
Assets:
Available for sale (AFS) fixed maturities	47	22
Trading fixed maturities	0	0
Level 1 | U.S. Government and government agencies
Assets:
Available for sale (AFS) fixed maturities	6	6
Level 1 | States, municipalities and political subdivisions
Assets:
Available for sale (AFS) fixed maturities	0	0
Level 1 | Foreign government
Assets:
Available for sale (AFS) fixed maturities	0	0
Level 1 | Residential MBS
Assets:
Available for sale (AFS) fixed maturities	0	0
Level 1 | Commercial MBS
Assets:
Available for sale (AFS) fixed maturities	0	0
Level 1 | Collateralized loan obligations
Assets:
Available for sale (AFS) fixed maturities	0	0
Level 1 | Other asset-backed securities
Assets:
Available for sale (AFS) fixed maturities	0	0
Level 1 | Corporate and other
Assets:
Available for sale (AFS) fixed maturities	41	16
Level 1 | Equity securities
Assets:
Equity securities, at fair value	431	492
Level 1 | Other assets — derivatives
Assets:
Derivatives including equity index call options and other assets	0	0
Level 2
Assets:
Variable annuity assets (separate accounts)	664	628
Total assets accounted for at fair value	33,081	36,758
Liabilities:
Total liabilities accounted for at fair value	10	10
Level 2 | Annuity benefits accumulated
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities	0	0
Level 2 | Other liabilities
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities	10	10
Level 2 | Fixed maturities
Assets:
Available for sale (AFS) fixed maturities	31,399	35,061
Trading fixed maturities	42	54
Level 2 | U.S. Government and government agencies
Assets:
Available for sale (AFS) fixed maturities	23	24
Level 2 | States, municipalities and political subdivisions
Assets:
Available for sale (AFS) fixed maturities	3,358	4,284
Level 2 | Foreign government
Assets:
Available for sale (AFS) fixed maturities	34	34
Level 2 | Residential MBS
Assets:
Available for sale (AFS) fixed maturities	2,013	1,971
Level 2 | Commercial MBS
Assets:
Available for sale (AFS) fixed maturities	688	806
Level 2 | Collateralized loan obligations
Assets:
Available for sale (AFS) fixed maturities	3,443	3,365
Level 2 | Other asset-backed securities
Assets:
Available for sale (AFS) fixed maturities	4,107	4,357
Level 2 | Corporate and other
Assets:
Available for sale (AFS) fixed maturities	17,733	20,220
Level 2 | Equity securities
Assets:
Equity securities, at fair value	49	41
Level 2 | Other assets — derivatives
Assets:
Derivatives including equity index call options and other assets	102	50
Level 3
Assets:
Variable annuity assets (separate accounts)	0	0
Total assets accounted for at fair value	2,970	3,092
Liabilities:
Total liabilities accounted for at fair value	3,933	3,730
Level 3 | Annuity benefits accumulated
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities	3,933	3,730
Level 3 | Other liabilities
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities	0	0
Level 3 | Fixed maturities
Assets:
Available for sale (AFS) fixed maturities	2,677	2,816
Trading fixed maturities	0	0
Level 3 | U.S. Government and government agencies
Assets:
Available for sale (AFS) fixed maturities	15	15
Level 3 | States, municipalities and political subdivisions
Assets:
Available for sale (AFS) fixed maturities	64	65
Level 3 | Foreign government
Assets:
Available for sale (AFS) fixed maturities	0	0
Level 3 | Residential MBS
Assets:
Available for sale (AFS) fixed maturities	127	128
Level 3 | Commercial MBS
Assets:
Available for sale (AFS) fixed maturities	10	29
Level 3 | Collateralized loan obligations
Assets:
Available for sale (AFS) fixed maturities	48	14
Level 3 | Other asset-backed securities
Assets:
Available for sale (AFS) fixed maturities	1,069	1,030
Level 3 | Corporate and other
Assets:
Available for sale (AFS) fixed maturities	1,344	1,535
Level 3 | Equity securities
Assets:
Equity securities, at fair value	293	276
Level 3 | Other assets — derivatives
Assets:
Derivatives including equity index call options and other assets	0	0
Equity index call options | Equity index call options
Assets:
Derivatives including equity index call options and other assets	825	924
Equity index call options | Level 1 | Equity index call options
Assets:
Derivatives including equity index call options and other assets	0	0
Equity index call options | Level 2 | Equity index call options
Assets:
Derivatives including equity index call options and other assets	825	924
Equity index call options | Level 3 | Equity index call options
Assets:
Derivatives including equity index call options and other assets	$ 0	$ 0